Condensed Consolidated Statements of Redeemable Preferred Stock and Stockholders' Equity (Unaudited) - USD ($) $ in Thousands	Series X Preferred Stock [Member]	Preferred Stock [Member] Hanover Holdings S A [Member]	Preferred Stock [Member] Public Warrants [Member]	Preferred Stock [Member]	Common Stock [Member] Hanover Holdings S A [Member]	Common Stock [Member] Convertible Debt [Member]	Common Stock [Member] Canter Loan [Member]	Common Stock [Member] Forward Purchase Contract Warrant [Member]	Common Stock [Member] Pipe Warrant [Member]	Common Stock [Member] Liberty Subscription Agreement [Member]	Common Stock [Member] Public Warrants [Member]	Common Stock [Member]	Additional Paid-in Capital [Member] Hanover Holdings S A [Member]	Additional Paid-in Capital [Member] Convertible Debt [Member]	Additional Paid-in Capital [Member] Canter Loan [Member]	Additional Paid-in Capital [Member] Forward Purchase Contract Warrant [Member]	Additional Paid-in Capital [Member] Pipe Warrant [Member]	Additional Paid-in Capital [Member] Liberty Subscription Agreement [Member]	Additional Paid-in Capital [Member] Public Warrants [Member]	Additional Paid-in Capital [Member]	Treasury Stock, Common [Member] Hanover Holdings S A [Member]	Treasury Stock, Common [Member] Convertible Debt [Member]	Treasury Stock, Common [Member] Canter Loan [Member]	Treasury Stock, Common [Member] Forward Purchase Contract Warrant [Member]	Treasury Stock, Common [Member] Pipe Warrant [Member]	Treasury Stock, Common [Member] Liberty Subscription Agreement [Member]	Treasury Stock, Common [Member] Public Warrants [Member]	Treasury Stock, Common [Member]	AOCI Attributable to Parent [Member] Hanover Holdings S A [Member]	AOCI Attributable to Parent [Member] Convertible Debt [Member]	AOCI Attributable to Parent [Member] Canter Loan [Member]	AOCI Attributable to Parent [Member] Forward Purchase Contract Warrant [Member]	AOCI Attributable to Parent [Member] Pipe Warrant [Member]	AOCI Attributable to Parent [Member] Liberty Subscription Agreement [Member]	AOCI Attributable to Parent [Member] Public Warrants [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member] Hanover Holdings S A [Member]	Retained Earnings [Member] Convertible Debt [Member]	Retained Earnings [Member] Canter Loan [Member]	Retained Earnings [Member] Forward Purchase Contract Warrant [Member]	Retained Earnings [Member] Pipe Warrant [Member]	Retained Earnings [Member] Liberty Subscription Agreement [Member]	Retained Earnings [Member] Public Warrants [Member]	Retained Earnings [Member]	Hanover Holdings S A [Member]	Convertible Debt [Member]	Canter Loan [Member]	Forward Purchase Contract Warrant [Member]	Pipe Warrant [Member]	Liberty Subscription Agreement [Member]	Public Warrants [Member]	Total
Balance (in shares) at Dec. 31, 2019				8,740,398								15,961,703
Balance at Dec. 31, 2019																				$ 61,635								$ 0								$ 0								$ (67,084)								$ (5,449)
Net loss																				0								0								0								(21,529)								(21,529)
Stock-based compensation																				1,727								0								0								5								1,732
Balance (in shares) at Dec. 31, 2020				8,740,398								16,280,360
Balance at Dec. 31, 2020																				64,041								0								0								(89,869)								(25,828)
Issuance of stock (in shares)				0								318,657
Issuance of stock																				802								0								0								0								802
Net loss																				0								0								0								(96,305)								(96,305)
Other comprehensive loss																				0								0								(86)								0								(86)
Exercise of stock options (in shares)				0								1,102,494
Exercise of stock options																				791								0								0								0								791
Stock-based compensation																				10,881								0								0								0								10,881
Balance (in shares) at Dec. 31, 2021	2,033,230			4,611,985								17,382,854
Balance at Dec. 31, 2021	$ 21,306																			96,471								(170,949)								(86)								(186,174)								(260,738)
Repurchase of shares																				(18,251)								(170,949)								0								0								(189,200)
Hannover Holdings Transaction (Note 11) (in shares)				4,128,413								(0)
Dividends on Redeemable Series X preferred stock																				0								0								0								0								0
Preferred stockholder transaction (Note 11) (in shares)				(4,128,413)								0
Net loss																				0								0								0								(22,944)								(22,944)
Other comprehensive loss																				0								0								(695)								0								(695)
Exercise of stock options (in shares)				0								21,927
Exercise of stock options																				37																																37
Stock-based compensation																				6,624																																6,624
Balance (in shares) at Sep. 30, 2022	0			0								88,994,146
Balance at Sep. 30, 2022	$ 0																			336,631								(8,603)								(781)								(209,118)								118,129
Hannover Holdings Transaction (Note 11)													$ 0								$ 0								$ 0								$ 0								$ 0
Merger transaction and Reverse Recapitalization																				(166,634)								170,949								0								0								4,315
Repurchase of shares																												(8,603)																								(8,603)
Hannover Holdings Transaction (Note 11) (in shares)		(149,817)			(51,700)							516,123
Merger transaction and Reverse Recapitalization (in shares)				(4,462,168)								22,630,545
Issuance of Class A ordinary shares (in shares)						17,980,954	788,021	1,250,000	6,108,332	20,619,835	613,111
Issuance of Class A ordinary shares														$ 64,051	$ 7,880	$ 10,000	$ 47,430	$ 121,182	$ 5,628																											$ 64,051	$ 7,880	$ 10,000	$ 47,430	$ 121,182	$ 5,628
Dividends on Redeemable Series X preferred stock	$ 97
Conversion of redeemable Series X preferred stock and accrued dividends in connection with the Reverse Recapitalization (in shares)	(2,033,230)											2,140,340
Conversion of redeemable Series X preferred stock and accrued dividends in connection with the Reverse Recapitalization	$ (21,403)																			21,403																																21,403
Reclassification of Columbia Warrant to equity																				124,805																																124,805
Repayment of Columbia Loan																				(3,418)																																(3,418)
Reclassification of Forfeiture Earnout Liability to equity																				1,005																																1,005
Preferred stockholder transaction (Note 11) (in shares)		149,817			51,700							(516,123)
Issuance of stock (in shares)							26,050
Issuance of stock															167																																167
Balance (in shares) at Dec. 31, 2021	2,033,230			4,611,985								17,382,854
Balance at Dec. 31, 2021	$ 21,306																			96,471								(170,949)								(86)								(186,174)								(260,738)
Net loss																				0								0								0								(36,641)								(36,641)
Other comprehensive loss																				0								0								(226)								0								$ (226)
Exercise of stock options (in shares)				0								223,218																																								102,825
Exercise of stock options																				144								0								0								0								$ 144
Withholding of stock units to satisfy tax withholding obligations upon the vesting of restricted stock units and exercise of stock options																				(306)								0								0								0								(306)
Stock-based compensation																				8,368								0								0								0								8,368
Balance (in shares) at Dec. 31, 2022				0								89,195,437
Balance at Dec. 31, 2022																				337,928								(8,603)								(312)								(222,815)								106,198
Hannover Holdings Transaction (Note 11)													0								(5,853)								0								0								(5,853)
Merger transaction and Reverse Recapitalization																				(165,804)								170,949								0								0								5,145
Repurchase of shares																												(2,750)								0								0								(2,750)
Hannover Holdings Transaction (Note 11) (in shares)		149,817			51,700							516,123
Merger transaction and Reverse Recapitalization (in shares)				(4,462,168)								22,630,545
Issuance of Class A ordinary shares (in shares)			0			17,980,954	788,021	1,250,000	6,108,332	20,619,835	613,111
Issuance of Class A ordinary shares														$ 64,051	7,880	$ 10,000	$ 47,028	$ 120,506	$ 5,628			$ 0	$ 0	$ 0	$ 0	$ 0	$ 0			$ 0	$ 0	$ 0	$ 0	$ 0	$ 0			$ 0	$ 0	$ 0	$ 0	$ 0	$ 0			$ 64,051	7,880	$ 10,000	$ 47,028	$ 120,506	$ 5,628
Dividends on Redeemable Series X preferred stock																												0								0								0								0
Conversion of redeemable Series X preferred stock and accrued dividends in connection with the Reverse Recapitalization (in shares)												2,140,340
Conversion of redeemable Series X preferred stock and accrued dividends in connection with the Reverse Recapitalization																				21,403								0								0								0								21,403
Reclassification of Columbia Warrant to equity																				124,805								0								0								0								124,805
Repayment of Columbia Loan																				(3,418)								0								0								0								(3,418)
Reclassification of Forfeiture Earnout Liability to equity																				1,005								0								0								0								1,005
Preferred stockholder transaction (Note 11) (in shares)		(149,817)			(51,700)							(516,123)
Issuance of stock (in shares)							26,050
Issuance of stock															$ 167								$ 0								$ 0								$ 0								$ 167
Balance (in shares) at Jun. 30, 2022				0								88,994,146
Balance at Jun. 30, 2022																				335,306								(8,603)								(408)								(194,295)								132,000
Net loss																				0								0								0								(14,823)								(14,823)
Other comprehensive loss																				0								0								(373)								0								(373)
Exercise of stock options																				16								0								0								0								16
Stock-based compensation																				2,139								0								0								0								2,139
Balance (in shares) at Sep. 30, 2022	0			0								88,994,146
Balance at Sep. 30, 2022	$ 0																			336,631								(8,603)								(781)								(209,118)								118,129
Hannover Holdings Transaction (Note 11)													$ 0								$ 5,853								$ 0								$ 0								$ 5,853
Merger transaction and Reverse Recapitalization																				(830)								0								0								0								(830)
Repurchase of shares																				0								(5,853)								0								0								(5,853)
Balance (in shares) at Dec. 31, 2022				0								89,195,437
Balance at Dec. 31, 2022																				337,928								(8,603)								(312)								(222,815)								106,198
Net loss																				0								0								0								(47,470)								(47,470)
Other comprehensive loss																				0								0								(218)								0								$ (218)
Exercise of stock options (in shares)				0								186,307																																								186,307
Exercise of stock options																				249								0								0								0								$ 249
Withholding of stock units to satisfy tax withholding obligations upon the vesting of restricted stock units and exercise of stock options																				(272)								0								0								0								(272)
Stock-based compensation (in shares)				0								493,502
Stock-based compensation																				4,254								0								0								0								4,254
Balance (in shares) at Sep. 30, 2023				0								89,875,246
Balance at Sep. 30, 2023																				342,159								(8,603)								(530)								(270,285)								62,741
Balance (in shares) at Jun. 30, 2023				0								89,661,530
Balance at Jun. 30, 2023																				340,750								(8,603)								(236)								(252,666)								79,245
Net loss																				0								0								0								(17,619)								(17,619)
Other comprehensive loss																				0								0								(294)								0								(294)
Exercise of stock options (in shares)				0								80,626
Exercise of stock options																				49								0								0								0								49
Withholding of stock units to satisfy tax withholding obligations upon the vesting of restricted stock units and exercise of stock options																				(53)								0								0								0								(53)
Stock-based compensation (in shares)				0								133,090
Stock-based compensation																				1,413								0								0								0								1,413
Balance (in shares) at Sep. 30, 2023				0								89,875,246
Balance at Sep. 30, 2023																				$ 342,159								$ (8,603)								$ (530)								$ (270,285)								$ 62,741